Nature of Operations and Summary of Significant Accounting Policies - Schedule of Revenues from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total Revenue	$ 50,397,000	$ 30,953,500
Real Estate [Member]
Total Revenue	49,814,500	30,683,400
Construction Materials [Member]
Total Revenue	$ 582,500	$ 270,100